Consolidated Balance Sheets - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Cash and cash equivalents
Cash and due from banks	$ 19,281	$ 17,648
Interest-earning deposits in other banks	162,371	84,369
Total cash and cash equivalents	181,652	102,017
Securities
Available-for-sale, at fair value	190,438	112,146
Held-to-maturity; fair value of $9,225 in 2020 and $13,950 in 2019	9,045	13,869
Equity securities	87	92
Restricted stock, at cost	4,614	4,614
Total securities	204,184	130,721
Loans held for sale	1,378	622
Loans	609,159	551,633
Less allowance for loan losses	8,274	7,017
Net loans	600,885	544,616
Premises and equipment, net	12,633	12,040
Core deposit intangible	44	104
Goodwill	4,728	4,728
Bank-owned life insurance	21,416	18,894
Accrued interest receivable and other assets	4,712	4,941
TOTAL ASSETS	1,031,632	818,683
Deposits
Noninterest-bearing	272,051	197,780
Interest-bearing	619,511	485,766
Total deposits	891,562	683,546
Short-term borrowings	37,215	38,889
Other borrowings	4,664	6,330
Accrued interest payable and other liabilities	4,332	4,442
Total liabilities	937,773	733,207
SHAREHOLDERS’ EQUITY
Common stock, $6.25 par value. Authorized 9,000,000 shares; issued 2,980,602 shares; and outstanding 2,742,350 shares in 2020 and 2019	18,629	18,629
Additional paid-in capital	9,815	9,815
Retained earnings	69,209	61,740
Treasury stock at cost: 238,252 shares in 2020 and 2019	(4,780)	(4,780)
Accumulated other comprehensive income	986	72
Total shareholders’ equity	93,859	85,476
TOTAL LIABILITIES AND SHAREHOLDERS’ EQUITY	$ 1,031,632	$ 818,683